Trade and other payables	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Trade and other payables

20	Trade and other payables

	2023 € '000s	2022 € '000s
Trade payables	80,512	63,735
Other taxation and social security	12,740	8,032
Other payables	3,214	1,874
Accruals	98,926	81,663
	195,392	155,304
Management considers that the carrying amount of trade and other payables approximates their fair value.
All amounts included in trade and other payables are repayable on demand, non-interest bearing and are not secured on the assets of the Group.